Accrued Interest Receivable	12 Months Ended
Dec. 31, 2011
Loans/Accrued Interest Receivable [Abstract]
ACCRUED INTEREST RECEIVABLE
7.	ACCRUED INTEREST RECEIVABLE

The following table provides selected information on accrued interest receivable at December 31, 2011 and 2010.

(Dollars in thousands)	2011		2010
	Amount	% of Total	Amount	% of Total
Interest-bearing deposits	$39	0.24%	$8	0.05%
Investment securities	4,359	26.57%	6,399	32.70%
Loans	12,003	73.19%	13,159	67.25%

Total accrued interest receivable	$16,401	100.00%	$19,566	100.00%